Lease Liabilities	6 Months Ended
Jan. 31, 2020
Leases [Abstract]
Lease Liabilities

20.	Lease Liabilities

	a)	On 10 November 2017, NMG entered into a revised five-year lease agreement for the property located at 3375 Pepper Lane, Las Vegas, NV, containing approximately 18,000 square feet. The Company has four options to extend the lease and each option is for five years. The monthly rent was $12,500 plus common area expenses, which increased to $12,875 plus common area expenses on 1 January 2019. The guaranteed minimum monthly rent is subject to a 2% increase on each anniversary date of the lease.

	b)	On 9 April 2019, NMG entered into a three-year lease agreement for the property located at 6420 Sunset Corporate Drive, Las Vegas, NV, containing approximately 7,700 square feet. The Company has one option to extend the lease for an additional three-year term and an option to purchase the property at any point during the initial term. The monthly rent is $6,026 plus $1,129 in common area expenses, totaling $7,156 every month.

On adoption of ASC 842, Lease Accounting, the Company recognized right-of-use assets (Notes 7 and 13), and a corresponding increase in lease liabilities, in the amount of $1,187,116 which represented the present value of future lease payments using a discount rate of 12% per annum. The Company adopted the modified retrospective approach on adopting ASC 842 and accordingly the adoption was made effective 1 August 2019, with no restatement of the prior year comparatives.

During the six months ended 31 January 2020, the Company recorded a lease expense of $100,871 related to the accretion of lease liabilities and the depreciation of right-of-use assets.

Supplemental cash flow information related to leases was as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$100,871
Right-of-use assets obtaining in exchange for lease obligations:
Operating leases	$1,187,116

Weighted-average remaining lease term – operating leases	7.19 years
Weighted-average discount rate – operating leases	12%

Maturities of lease liabilities were as follows:

Year Ending 31 July	Operating Leases
2020	$109,631
2021	223,398
2022	240,530
2023	248,403
2024	254,438
2025	257,827
2026	176,312
2027	179,838
2028	60,340
Total lease payments	$1,750,717
Less imputed interest	(649,019)
Total	$1,101,698
Less current portion	(195,983)
Long term portion	905,715